Consolidated Statements of Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses
Exploration	$ 332	$ 489	$ 1,637
General and administrative	2,334	2,489	4,690
Restructuring costs	211	0	0
Depreciation	20	16	21
Other	192	0	0
Operating loss	3,089	2,994	6,348
Foreign exchange (gain) loss	(380)	343	(2,919)
Interest income	(116)	(102)	0
Interest expense	287	279	412
Loss from equity investee	215	237	119
Operating loss before income taxes	3,095	3,751	3,960
Income tax (recovery) expense	(72)	(553)	160
Net loss from continuing operations	3,023	3,198	4,120
Net loss from discontinued operations	176	1,465	3,711
Net loss	3,199	4,663	7,831
Foreign currency translation adjustment	2,481	(717)	4,928
Net loss and comprehensive loss	$ 5,680	$ 3,946	$ 12,759
Net loss per common share
Basic and fully diluted - continuing operations	$ (0.02)	$ (0.02)	$ (0.03)
Basic and fully diluted - discontinued operations	$ (0.00)	$ (0.01)	$ (0.02)
Weighted average shares outstanding
Basic and fully diluted	172,259	151,925	147,037
Total shares issued and outstanding	173,574	153,045	147,331